UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22910

Name of Fund: Legg Mason Global Asset Management Variable Trust

Fund Address: 100 International Drive

                          Baltimore, MD 21202

Name and address of agent for service:

                         Robert I. Frenkel

                          Legg Mason Global Asset Management Variable Trust

                          100 First Stamford Place

                          Stamford, CT 06902

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: 07/01/2014 – 06/30/2015

Item 1 – Proxy Voting Record:

There were no proxies voted on behalf of Legg Mason BW Absolute Return Opportunities VIT

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-22910
Reporting Period: 07/01/2014 - 06/30/2015
Legg Mason Global Asset Management Variable Trust

=============== Legg Mason BW Absolute Return Opportunities VIT ================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.
========== END NPX REPORT

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Global Asset Management Variable Trust

By:	/s/ Jane E. Trust
Jane E. Trust President of Legg Mason Global Asset Management Variable Trust

Date: August 17, 2015